Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current:
Cash and cash equivalents	$ 12,449	$ 37,226
Restricted cash	439	473
Accounts receivable, net	2,252	2,222
Prepaids, deposits and other receivables	2,708	5,064
Inventories, net	8,399	15,408
Total current assets	26,247	60,393
Investment – Cansativa	5,679	1,458
Property, plant and equipment, net of accumulated depreciation of $7,120 and $5,702 for the years ended December 31, 2022 and 2021, respectively	15,463	30,932
Intangible assets, net	3,354	23,117
Operating lease right-of-use assets, net	1,303
Other non-current assets	52	260
Total Assets	52,098	116,160
Current:
Accounts payable	2,299	3,981
Accrued expense and other current liabilities	4,238	2,898
Convertible note due 2024, current portion		16,559
Loans and borrowings, current portion	465	949
Warrant liability	113	2,205
Operating lease liabilities, current portion	1,239
Deferred revenue	1,072	653
Total current liabilities	9,426	27,245
Convertible note due 2024		1,140
Loans and borrowings	1,065	6,447
Deferred revenue		1,548
Operating lease liabilities – long-term	1,087
Deferred tax liabilities		6,650
Other long-term liabilities	112	360
Total Liabilities	11,690	43,390
Contingencies and commitments
Shareholders’ equity
Preferred shares, without par value, unlimited shares authorized, nil shares issued and outstanding for each of December 31, 2022 and 2021
Common shares, without par value, unlimited shares authorized: 43,636,783 and 26,605,797 shares issued and outstanding as of December 31, 2022 and 2021, respectively
Additional paid-in capital	221,313	187,510
Accumulated deficit	(180,905)	(114,740)
Total shareholders’ equity	40,408	72,770
Total liabilities and shareholders’ equity	$ 52,098	$ 116,160